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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

                                                                                     (Address of principal executive offices)

                                                                  (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30th

Date of reporting period:  July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds: The IPO Aftermarket Fund										Item 1, Exhibit A
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2007 through June 30, 2008

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Neustar	NSR	64126X201	7/9/2007	1	Elect 2 to BOD	Issuer	For	For	For
					2	Ratify selection of E&Y as Ind Reg. Pub. Acct. firm	Issuer	For	For	For

2	Opnext	OPXT	68375V105	9/5/2007	1	Elec 2 to BOD	Issuer	For	For	For
					2	Ratify selection of E&Y and Reg. Pub Acct. firm	Issuer	For	For	For

3	CommVault	CVLT	204166102	8/29/2007	1	Elec 3 to BOD	Issuer	For	For	For
					2	Apprv appoint of E&Y as Indep Pub Accountants	Issuer	For	For	For

4	Mindray	MR	602675100	8/3/2007	1	Re elect Andrew Wolf as a director	Issuer	For	For	For
					2	Re elect Joyce I-Yin Hsu as a director	Issuer	For	For	For
					3	Ratify appointment of Deloitte & Touche as Ind Reg. Pub. Acct. firm for Fiscl yr 2006	Issuer	For	For	For
					4	Appoint Deloitte Touche Tohmatsu for fiscal Year 2007	Issuer	For	For	For
					5	Amend article 3(4)(D)(III) fo the third amended and restated articles of association
						for the company by replacing "Pledge" with "Foreclosure in connection with a Pledge".	Issuer	For	For	For

5	Dyncorp	DCP	26817C101	8/8/2007	1	Elec 5 to BOD	Issuer	For	For	For
					2	Approve amended & restated exec. incentive plan	Issuer	For	For	For
					3	Approve 2007 omnibus plan	Issuer	For	For	For
					4	Ratify appointment of Deloitte & Touche as Ind Auditors	Issuer	For	For	For

6	Empresa Distribuidora/EDENOR	EDN	29244A102	9/19/2007	1	Appoint two shareholders to sing meeting minutes	Issuer	For	For	For
					2	Appoint three directors and two alternates	Issuer	For	For	For
					3	Appoint 1 member and one alternate to statutory audit committee	Issuer	For	For	For

7	AeroVironment	AVAV	008073108	9/26/2007	1	Elect three to board	Issuer	For	For	For
					2	Ratify E&Y as Indep Reg. Pub. Acct. firm	Issuer	For	For	For

8	Focus Media	FMCN	34415V109	12/27/08	1a	Re-Elect one to Board	Issuer	For	For	For
					1b	Re-Elect one to Board	Issuer	For	For	For
					1c	Re-Elect one to Board	Issuer	For	For	For
					1d	Re-Elect one to Board	Issuer	For	For	For
					2a	Elect one to Board	Issuer	For	For	For
					2b	Elect one to Board	Issuer	For	For	For
					3	Approve 2007 Emp. Sh. Opt plan & authorize officers to allot/issue/deliver shares pursuant	Issuer	For	For	For
						to 2007 plan	Issuer	For	For	For
					4	Ratify appointment of Deloitte & Touche as Ind Auditors	Issuer	For	For	For

11	Herbalife	HLF	G4412G101	5/1/2008	1a	Elect 1 to Board	Issuer	For	For	For
					1b	Elect 1 to Board	Issuer	For	For	For
					2	Approve ammendment ot Company 2005 stock incentive plan to increa authorized	Issuer	For	For	For
shares by 3 million
					3	Ratify appointment of comapnies IRPA	Issuer	For	For	For

12	ITC Holdings	ITC	465865105	5/21/2008	1	Elect 7 to board	Issuer	For	For	For
					2	Approve Ammended and restated 2006 long term incentive plan	Issuer	For	For	For
					3	Ratify Deloite & Touche and IRPA	Issuer	For	For	For

13	American Public Education	APEI	02913V103	5/16/2008	1	Elect 7 to board	Issuer	For	For	For
					2	Ratify appointment of McGlardrey & Pullen IRPAfor f/y/e 12/31/08	Issuer	For	For	For

14	National Cinemedia	NCMI	635309107	4/29/2008	1	Elect 3 to board	Issuer	For	For	For
					2	propose to approve comapny 2008 performance bonus plan	Issuer	For	For	For
					3	propose to ratify appointment of Deloitte & Touche as Independent auditor	Issuer	For	For	For

15	MSCI, Inc.	MXB	55354G100	4/9/2008	1a	Elect 1 to Board	Issuer	For	For	For
					1b	Elect 1 to Board	Issuer	For	For	For
					1c	Elect 1 to Board	Issuer	For	For	For
					1d	Elect 1 to Board	Issuer	For	For	For
					1e	Elect 1 to Board	Issuer	For	For	For
					1f	Elect 1 to Board	Issuer	For	For	For
					1g	Elect 1 to Board	Issuer	For	For	For
					1h	Elect 1 to Board	Issuer	For	For	For
					1i	Elect 1 to Board	Issuer	For	For	For
					2	Approve company ammended & rested 2007 equity incentive plan	Issuer	For	For	For
					3	Approve company formula and incentive plan	Issuer	For	For	For
					4	Ratify appointment of Deloitte & Touche as Independent auditor	Issuer	For	For	For

16	Tim Hortens	THI	88706M103	5/2/2008	1	Elect 4 to Board	Issuer	For	For	For
					2	Ratification of selection of Pricewaterhousecoopers as IRPA for F/Y/E 12/28/08	Issuer	For	For	For

17	Riskmetrics	RMG	767735103	6/4/2008	1a	Elect 1 to Board	Issuer	For	For	For
					1b	Elect 1 to Board	Issuer	For	For	For
					1c	Elect 1 to Board	Issuer	For	For	For
					1d	Elect 1 to Board	Issuer	For	For	For
					1e	Elect 1 to Board	Issuer	For	For	For
					1f	Elect 1 to Board	Issuer	For	For	For
					1g	Elect 1 to Board	Issuer	For	For	For
					1h	Elect 1 to Board	Issuer	For	For	For
					1i	Elect 1 to Board	Issuer	For	For	For
					1j	Elect 1 to Board	Issuer	For	For	For
					2	Ratify appointment of Deloitte & Touche as Independent auditor for F/Y/E 12/31/08	Issuer	For	For	For
					3a	Resolution-approve ovreall exec. comp, philosophy, policies & procedures
						as described in Comp. Disc. & Analysis (Sect I & II) in Proxy Statement	Issuer	For	For	For
					3b	Resolution-approve comp decisions made by Bd. regarding NEO perf for 07
						as described in Comp. Disc. & Analysis (Sect III & IV) in Proxy Statement	Issuer	For	For	For
					3c	Resolution-approve applic.of comp philosophy, policies, procedures to evaluato 08 perf of and award comp.based on key objectives as described in Comp. Disc. & Analysis
						(Sect. V) in the Proxy Statement	Issuer	For	For	For

18	NetSuite	N	64118Q107	5/29/2008	1	Elect 2 to Board	Issuer	For	For	For
					2	Ratify appoint of KPMG as IRPA for F/Y/E 12/31/08	Issuer	For	For	For
					3	Discuss other matters	Issuer	For	For	For

19	Concho Resources	CXO	20605P101	6/17/2008	1	Elect 3 to Board	Issuer	For	For	For
					2	Ratify appoint of Grant Thornton as IRPA for F/Y/E 12/31/08	Issuer	For	For	For

20	LDK Solar	LDK	50183L107	6/17/2008	1	Adopt/Approve Annual Report	Issuer	For	For	For
					2	Re-elect 1 as Class I direct for 3 years	Issuer	For	For	For
					3	Re-elect 1 as Class I direct for 3 years	Issuer	For	For	For
					4	Approve Appointment of KPMG as outside auditor to examine accounts for 2008 F/Y	Issuer	For	For	For
					5	Approve/Ratify three pre-paid forward contracts & transactions contemplated thereunder	Issuer	For	For	For
					6	Approve ammendment to articles of association	Issuer	For	For	For

21	Neustar	NSR	641126X201	6/25/2008	1	Elect 3 to Board	Issuer	For	For	For
					2	Ratify Ernst&Young as IRPA	Issuer	For	For	For

22	Mercadolibre	MELI	58733R102	6/9/2008	1	Elect 3 to Board	Issuer	For	For	For
					2	Ratify appointment of Price Waterhouse SRL as Indep. Auditors for F/Y/E 12/31/08	Issuer	For	For	For

23	SAIC, Inc.	SAI	78390X101	5/30/2008	1	Elect 12 to Board	Issuer	For	For	For
					2	Aprove ammendment to 2006 Equity Incentive Plan	Issuer	For	For	For
					3	Ratify Deloite & Touche and IRPA for F/Y/E 01/31/09	Issuer	For	For	For

24	Interactive Brokers	IBKR	45841N107	7/8/2008	1a	Elect 1 to Board	Issuer	For	For	For
					1b	Elect 1 to Board	Issuer	For	For	For
					1c	Elect 1 to Board	Issuer	For	For	For
					1d	Elect 1 to Board	Issuer	For	For	For
					1e	Elect 1 to Board	Issuer	For	For	For
					1f	Elect 1 to Board	Issuer	For	For	For
					1g	Elect 1 to Board	Issuer	For	For	For
					2	Approve 2007 Stock Incentive Plan	Issuer	For	For	For
					3	Ratify Deloite & Touche and IRPA	Issuer	For	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)*                /s/ Linda R. Killian

                  Linda R. Killian, Vice President, Secretary, CIO

Date August 18, 2008